American Century Investments®
Quarterly Portfolio Holdings
Small Cap Value Fund
December 31, 2021

Small Cap Value - Schedule of Investments
DECEMBER 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.5%
Aerospace and Defense — 0.1%
Cadre Holdings, Inc.	350,000	8,897,000
Banks — 19.0%
Ameris Bancorp	1,360,000	67,564,800
BankUnited, Inc.	2,045,000	86,523,950
CVB Financial Corp.	1,465,000	31,365,650
F.N.B. Corp.	7,210,000	87,457,300
First BanCorp	4,665,000	64,283,700
First Hawaiian, Inc.	770,000	21,044,100
First Mid Bancshares, Inc.	310,000	13,264,900
Home BancShares, Inc.	2,755,000	67,084,250
Independent Bank Corp. (Massachusetts)	451,460	36,807,534
Independent Bank Group, Inc.	1,230,557	88,784,687
Old National Bancorp.	4,985,000	90,328,200
Origin Bancorp, Inc.	671,801	28,833,699
Pacific Premier Bancorp, Inc.	1,945,000	77,858,350
QCR Holdings, Inc.	305,000	17,080,000
Renasant Corp.	400,000	15,180,000
SouthState Corp.	1,365,000	109,350,150
Towne Bank	760,000	24,008,400
UMB Financial Corp.	1,000,000	106,110,000
Valley National Bancorp	9,107,572	125,229,115
Veritex Holdings, Inc.	870,000	34,608,600
		1,192,767,385
Building Products — 2.0%
Cornerstone Building Brands, Inc.(1)	3,970,000	69,236,800
DIRTT Environmental Solutions(1)(2)	3,965,000	8,643,700
Tecnoglass, Inc.(2)	1,801,187	47,173,087
		125,053,587
Capital Markets — 1.5%
Donnelley Financial Solutions, Inc.(1)(3)	1,786,207	84,201,798
Patria Investments Ltd., A Shares	745,000	12,069,000
		96,270,798
Chemicals — 1.0%
Minerals Technologies, Inc.	860,000	62,909,000
Commercial Services and Supplies — 5.4%
Brink's Co. (The)	1,700,000	111,469,000
CECO Environmental Corp.(1)(3)	1,785,000	11,120,550
Charah Solutions, Inc.(1)(2)(3)	1,953,177	9,238,527
Deluxe Corp.(3)	2,280,000	73,210,800
Healthcare Services Group, Inc.	1,290,000	22,949,100
KAR Auction Services, Inc.(1)	4,350,000	67,947,000
Loomis AB	1,605,000	42,723,287
		338,658,264
Construction and Engineering — 1.9%
Arcosa, Inc.	720,000	37,944,000
Dycom Industries, Inc.(1)	885,000	82,977,600
		120,921,600
Containers and Packaging — 3.2%
Graphic Packaging Holding Co.	7,130,000	139,035,000

Pactiv Evergreen, Inc.	5,090,000	64,541,200
		203,576,200
Diversified Financial Services — 2.5%
A-Mark Precious Metals, Inc.	420,000	25,662,000
Compass Diversified Holdings(3)	4,340,000	132,717,200
		158,379,200
Electronic Equipment, Instruments and Components — 7.0%
Advanced Energy Industries, Inc.	285,000	25,952,100
Avnet, Inc.	2,700,000	111,321,000
Belden, Inc.	315,000	20,704,950
Coherent, Inc.(1)	365,000	97,287,100
II-VI, Inc.(1)	2,340,000	159,892,200
Vontier Corp.	895,000	27,503,350
		442,660,700
Energy Equipment and Services — 1.0%
ChampionX Corp.(1)	2,920,000	59,013,200
NCS Multistage Holdings, Inc.(1)	55,000	1,595,000
		60,608,200
Equity Real Estate Investment Trusts (REITs) — 6.0%
Brandywine Realty Trust	4,350,000	58,377,000
CareTrust REIT, Inc.	1,610,000	36,756,300
Cousins Properties, Inc.	1,075,000	43,301,000
Easterly Government Properties, Inc.	1,045,000	23,951,400
Four Corners Property Trust, Inc.	1,720,000	50,585,200
Getty Realty Corp.	785,000	25,190,650
Healthcare Realty Trust, Inc.	560,000	17,718,400
Highwoods Properties, Inc.	510,000	22,740,900
Kite Realty Group Trust	1,330,000	28,967,400
National Health Investors, Inc.	505,000	29,022,350
Physicians Realty Trust	700,000	13,181,000
Sabra Health Care REIT, Inc.	980,000	13,269,200
Summit Hotel Properties, Inc.(1)	1,375,000	13,420,000
		376,480,800
Gas Utilities — 0.5%
South Jersey Industries, Inc.	1,255,000	32,780,600
Health Care Equipment and Supplies — 0.3%
Varex Imaging Corp.(1)	495,983	15,648,264
Health Care Providers and Services — 2.7%
AMN Healthcare Services, Inc.(1)	250,000	30,582,500
Apria, Inc.(1)	1,620,000	52,812,000
National HealthCare Corp.	333,822	22,679,867
Patterson Cos., Inc.	2,215,000	65,010,250
		171,084,617
Hotels, Restaurants and Leisure — 3.3%
Accel Entertainment, Inc.(1)	3,650,000	47,523,000
BJ's Restaurants, Inc.(1)	714,959	24,701,833
Dave & Buster's Entertainment, Inc.(1)	2,255,000	86,592,000
Penn National Gaming, Inc.(1)	453,988	23,539,278
Red Robin Gourmet Burgers, Inc.(1)(3)	1,555,000	25,704,150
		208,060,261
Household Durables — 1.9%
Mohawk Industries, Inc.(1)	200,000	36,436,000
Skyline Champion Corp.(1)	1,055,623	83,373,105
		119,809,105

Household Products — 2.7%
Spectrum Brands Holdings, Inc.	1,640,000	166,820,800
Insurance — 2.6%
Axis Capital Holdings Ltd.	1,870,000	101,858,900
James River Group Holdings Ltd.	675,000	19,446,750
ProAssurance Corp.	1,615,000	40,859,500
		162,165,150
IT Services — 3.4%
Euronet Worldwide, Inc.(1)	490,000	58,393,300
EVERTEC, Inc.	2,807,458	140,316,751
IBEX Holdings Ltd.(1)(3)	925,558	11,930,442
		210,640,493
Leisure Products — 3.1%
Brunswick Corp.	1,080,000	108,788,400
Malibu Boats, Inc., Class A(1)	1,000,000	68,730,000
Solo Brands, Inc., Class A(1)	895,000	13,988,850
		191,507,250
Machinery — 5.9%
Albany International Corp., Class A	335,000	29,630,750
Colfax Corp.(1)	1,945,000	89,411,650
EnPro Industries, Inc.	245,000	26,967,150
Gates Industrial Corp. plc(1)	4,635,000	73,742,850
Graham Corp.(3)	740,839	9,216,037
Luxfer Holdings plc	700,000	13,517,000
Timken Co. (The)	1,890,000	130,958,100
		373,443,537
Media — 0.9%
Entravision Communications Corp., Class A(3)	7,240,000	49,087,200
Townsquare Media, Inc., Class A(1)	747,870	9,969,107
		59,056,307
Oil, Gas and Consumable Fuels — 1.0%
Earthstone Energy, Inc., Class A(1)	1,245,000	13,620,300
Enviva Partners LP	670,000	47,181,400
		60,801,700
Personal Products — 1.9%
Edgewell Personal Care Co.	2,540,000	116,103,400
Honest Co., Inc. (The)(1)(2)	750,000	6,067,500
		122,170,900
Professional Services — 2.6%
Barrett Business Services, Inc.(3)	385,000	26,588,100
KBR, Inc.	1,115,000	53,096,300
Korn Ferry	1,075,000	81,409,750
		161,094,150
Semiconductors and Semiconductor Equipment — 1.7%
Cohu, Inc.(1)	625,000	23,806,250
Kulicke & Soffa Industries, Inc.	1,320,913	79,968,073
		103,774,323
Software — 2.8%
Avaya Holdings Corp.(1)	3,825,000	75,735,000
Teradata Corp.(1)	2,285,000	97,043,950
		172,778,950
Specialty Retail — 4.8%
MarineMax, Inc.(1)(3)	1,530,000	90,331,200
OneWater Marine, Inc., Class A(3)	1,250,000	76,212,500

Penske Automotive Group, Inc.	1,285,000	137,777,700
		304,321,400
Textiles, Apparel and Luxury Goods — 1.7%
Tapestry, Inc.	2,585,000	104,951,000
Thrifts and Mortgage Finance — 1.1%
Enact Holdings, Inc.	1,125,000	23,253,750
Premier Financial Corp.	720,000	22,255,200
Provident Financial Services, Inc.	1,076,022	26,061,253
		71,570,203
Trading Companies and Distributors — 3.0%
Beacon Roofing Supply, Inc.(1)	1,710,000	98,068,500
DXP Enterprises, Inc.(1)(3)	1,225,000	31,445,750
GMS, Inc.(1)	895,000	53,798,450
Karat Packaging, Inc.(1)	378,909	7,657,751
		190,970,451
TOTAL COMMON STOCKS (Cost $4,868,177,027)		6,190,632,195
TEMPORARY CASH INVESTMENTS — 1.5%
Federal Home Loan Bank Discount Notes, 0.00%, 1/3/22(4)	10,000,000	10,000,000
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.00% - 2.375%, 4/30/24 - 5/15/51, valued at $17,010,158), in a joint trading account at 0.01%, dated 12/31/21, due 1/3/22 (Delivery value $16,672,932)		16,672,918
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25% - 3.125%, 5/15/41 - 8/15/44, valued at $56,715,169), at 0.01%, dated 12/31/21, due 1/3/22 (Delivery value $55,603,046)		55,603,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	14,428,695	14,428,695
TOTAL TEMPORARY CASH INVESTMENTS (Cost $96,704,613)		96,704,613
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(5) — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $7,307,360)	7,307,360	7,307,360
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $4,972,189,000)		6,294,644,168
OTHER ASSETS AND LIABILITIES — (0.1)%		(9,075,554)
TOTAL NET ASSETS — 100.0%		$6,285,568,614

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	34,178,384	SEK	311,731,125	UBS AG	3/31/22	$(345,542)
USD	841,844	SEK	7,639,800	UBS AG	3/31/22	(4,257)
USD	858,077	SEK	7,776,225	UBS AG	3/31/22	(3,132)
						$(352,931)

NOTES TO SCHEDULE OF INVESTMENTS
SEK	-	Swedish Krona
USD	-	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $8,108,377. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.
(4)The rate indicated is the yield to maturity at purchase.
(5)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $8,368,439, which includes securities collateral of $1,061,079.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated bid as provided by independent pricing services or at the most recent bid as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	6,147,908,908	42,723,287	—
Temporary Cash Investments	14,428,695	82,275,918	—
Temporary Cash Investments - Securities Lending Collateral	7,307,360	—	—
	6,169,644,963	124,999,205	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	352,931	—

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the period ended December 31, 2021 follows (amounts in thousands):

Company	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Income
Barrett Business Services, Inc.	$28,577	$3,655	$5,593	$(51)	$26,588	385	$989	$375
CECO Environmental Corp.(1)	13,600	511	—	(2,990)	(2)	(2)	—	—
Charah Solutions, Inc.(3)	9,748	626	1,986	851	9,239	1,953	(987)	—
Compass Diversified Holdings	93,642	14,687	8,777	33,165	132,717	4,340	1,920	6,597
Deluxe Corp.	87,487	15,438	9,776	(19,938)	73,211	2,280	(1,555)	1,954
Donnelley Financial Solutions, Inc.(1)	86,273	8,253	34,655	24,331	84,202	1,786	23,755	—
DXP Enterprises, Inc.(1)	33,853	10,219	8,002	(4,624)	31,446	1,225	(50)	—
Entravision Communications Corp., Class A	33,027	2,524	4,846	18,382	49,087	7,240	5,009	569
Graham Corp.	10,549	—	—	(1,333)	9,216	741	—	244
IBEX Holdings Ltd.(1)	16,280	3,151	—	(7,501)	11,930	926	—	—
MarineMax, Inc.(1)	57,751	23,335	6,162	15,407	90,331	1,530	(982)	—
OneWater Marine, Inc., Class A	45,155	5,443	—	25,614	76,212	1,250	—	2,187
Red Robin Gourmet Burgers, Inc.(1)	59,034	2,798	—	(36,128)	25,704	1,555	—	—
	$574,976	$90,640	$79,797	$45,185	$619,883	25,211	$28,099	$11,926
(1)Non-income producing.
(2)Company was not an affiliate at December 31, 2021.
(3)Security, or a portion thereof, is on loan.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.